SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Statutory income tax rate	16.50%	16.50%
Income tax expense	$ 13,221	$ 103,121
HONG KONG
Loss before income taxes	$ (1,518,320)	$ (11,842,896)	$ (2,048,347)
Statutory income tax rate	16.50%	16.50%	16.50%
Income tax expense at statutory rate	$ (250,523)	$ (1,954,078)	$ (337,977)
Items not subject to taxes	(577)	(4,501)
Items not deductible from tax	4,865	37,948	13,036
Valuation allowance	246,235	1,920,631	324,941
Income tax expense